Debt Agreements - Narrative (Details)			12 Months Ended
	Dec. 22, 2016 USD ($)	Dec. 01, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Repayments of notes payable		$ 20,100,000	$ 7,500,000	$ 20,130,000	$ 172,000
Amortization of debt discount (premium)			300,000	700,000	$ 700,000
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Outstanding revolving line of credit			$ 0	$ 0
Line of Credit | Amended Loan and Security Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Percentage of qualified accounts receivable	80.00%
Face amount	$ 30,000,000.0
Maximum credit available for borrowing	$ 40,000,000
Quick ratio required	1.25
Monthly installments of principal	$ 625,000
Stated interest rate	3.25%
Additional payment at maturity	$ 825,000